Other Income and Expenses, Net - Summary of Other Income and Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Other Income And Expenses [line items]
Gains / (losses) related to legal, administrative and arbitration proceedings	$ (2,040)	$ (898)	$ (1,393)
Pension and medical benefits - retirees	(2,140)	(2,726)	(2,304)
Unscheduled stoppages and pre-operating expenses	(1,282)	(1,598)	(1,859)
Agreement with US Authorities	(895)
Profit sharing	(462)	(151)
Gains/(losses) with Commodities Derivatives	(409)
Variable compensation program	(289)
Employee Career and Compensation Plan - PCR	(293)
Equalization of expenses - Production Individualization Agreements	(279)
Institutional relations and cultural projects	(223)	(258)	(253)
Operating expenses with thermoelectric power plants	(107)	(67)	(96)
Health, safety and environment	(77)	(70)	(80)
Allowance for impairment of other receivables	(59)	(432)	(671)
Gains / (losses) on decommissioning of returned/abandoned areas	621	337	1,491
Amounts recovered from Lava Jato investigation	457	252	131
Gains / (losses) on disposal/write-offs of assets	419	1,498	293
Expenses/Reimbursements from E&P partnership operations	332	372	569
Government grants	248	91	173
Ship/Take or Pay agreements	126	543	282
Provision for the class action agreement		(3,449)
Reclassification of cumulative translation adjustments - CTA		(37)	(1,457)
Gain on remeasurement of investment retained with loss of control		217
Provision for debt assumed from suppliers with subcontractors			(105)
Others	75	(35)	(804)
Total	(5,626)	(5,599)	(5,207)
Related to retirees [member]
Other Income And Expenses [line items]
Pension and medical benefits - retirees	$ (1,489)	$ (1,914)	$ (1,428)